Unaudited Interim Condensed Financial Information of the Parent Company - Schedule of Unaudited Interim Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,037,496)	$ (285,132)
Adjustments to reconcile net loss to cash provided by operating activities
Share-based payment	586,233
Due to subsidiary	3,134
Equity loss of subsidiary	239,349	282,732
Changes in operating assets and liabilities:
Prepayments and other current assets	(906,820)	300
Other non-current assets	(600,000)
Net cash used in operating activities	(2,715,600)	(2,100)
CASH FLOWS FROM OPERATING ACTIVITIES
Purchase of long-term investments in subsidiary	(260,000)
Purchase of Short-term investments	(1,400,000)
Net cash used in investing activities	(1,660,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution		72
Net cash provided by financing activities		72
CHANGES IN CASH AND CASH EQUIVALENTS
Net increase in cash and cash equivalents	(4,375,600)	(2,028)
Cash and cash equivalents at beginning of the period	6,052,260	2,324
Cash and cash equivalents at end of the period	$ 1,676,660	$ 296